SCHEDULE OF LOANS PAYABLE (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024		$ 19,569	$ 17,775
Proceeds advanced		72,956	59,218
Accretion			547
Interest expense (Note 17)		2,128	1,488
Foreign exchange loss (gain)		8,907
Repayment with cash		(51,574)	(59,459)
Balance, December 31, 2025		51,986	19,569
Less: Current portion		(50,642)	(16,432)
Non-current portion		1,344	3,137
Bank facilities [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	[1]	14,791	11,327
Proceeds advanced	[1]	44,279	58,192
Accretion	[1]
Interest expense (Note 17)	[1]	1,223	830
Foreign exchange loss (gain)	[1]	3,797
Repayment with cash	[1]	(32,595)	(55,558)
Balance, December 31, 2025	[1]	31,495	14,791
Less: Current portion	[1]	(31,495)	(14,791)
Non-current portion	[1]
Trafigura loan facility [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	[2]	4,034	5,498
Proceeds advanced	[2]
Accretion	[2]		547
Interest expense (Note 17)	[2]	336	658
Foreign exchange loss (gain)	[2]
Repayment with cash	[2]	(1,848)	(2,669)
Balance, December 31, 2025	[2]	2,522	4,034
Less: Current portion	[2]	(1,412)	(1,423)
Non-current portion	[2]	1,110	2,611
Other loans payable [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	[3]	744	950
Proceeds advanced	[3]	16,993	1,026
Accretion	[3]
Interest expense (Note 17)	[3]
Foreign exchange loss (gain)	[3]	(160)
Repayment with cash	[3]	(17,131)	(1,232)
Balance, December 31, 2025	[3]	446	744
Less: Current portion	[3]	(212)	(218)
Non-current portion	[3]	234	526
Promissory loan payable [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	[4]
Proceeds advanced	[4]	11,684
Accretion	[4]
Interest expense (Note 17)	[4]	569
Foreign exchange loss (gain)	[4]	5,270
Repayment with cash	[4]
Balance, December 31, 2025	[4]	17,523
Less: Current portion	[4]	(17,523)
Non-current portion	[4]

[1]	Bank facilities
[2]	Trafigura loan facility
[3]	Other loans payable
[4]	Promissory notes